UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 135.7%
Corporate — 1.6%
New Jersey EDA, RB, Disposal, Waste M
Management of New Jersey, Series A,
AMT, 5.30%, 6/01/15	$ 2,500	$ 2,695,550
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Series A,
AMT, 5.70%, 10/01/39	2,500	2,553,200
		5,248,750
County/City/Special District/School District — 21.3%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC),
4.50%, 8/01/33	2,690	2,722,011
Camden County Improvement Authority,
RB (AGM), 5.50%, 9/01/16 (a)	1,540	1,567,027
City of Perth Amboy New Jersey, GO,
CAB (AGM) (b):
5.06%, 7/01/32	4,605	4,235,080
5.07%, 7/01/33	1,395	1,279,606
5.11%, 7/01/37	1,470	1,337,920
County of Middlesex New Jersey, COP
(NPFGC), 5.25%, 6/15/23	1,550	1,556,572
County of Middlesex New Jersey, COP,
Refunding (NPFGC), 5.50%, 8/01/16	1,375	1,452,440
East Orange Board of Education, COP
(AGM), 5.50%, 8/01/12	6,715	7,065,859
Essex County Improvement Authority,
LRB, County Correctional Facility
Project, Series A (FGIC), 5.00%,
10/01/13 (a)	4,400	4,960,076
Essex County Improvement Authority,
RB, County Correctional Facility
Project (FGIC), 6.00%, 10/01/10 (a)	4,000	4,094,440
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC), 5.50%, 10/01/27	250	284,850
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	3,600	3,839,796
Hudson County Improvement Authority,
Refunding RB, Hudson County Lease
Project (NPFGC), 5.38%, 10/01/24	2,530	2,550,417
Middlesex County Improvement
Authority, RB, Senior Citizens Housing
Project, AMT (AMBAC), 5.50%,
9/01/30	500	500,300

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.35%, 12/01/10 (a)	$ 695	$ 715,662
5.38%, 12/01/10 (a)	535	550,980
5.35%, 12/01/17	845	863,784
5.38%, 12/01/18	935	955,907
Morristown Parking Authority, RB
(NPFGC):
5.00%, 8/01/30	1,830	1,925,270
5.00%, 8/01/33	3,000	3,125,670
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A
(AGM), 5.00%, 9/15/21	2,000	2,113,220
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	620	586,446
North Bergen Township Board Of
Education, COP (AGM) (a):
6.00%, 12/15/10	1,000	1,045,740
6.25%, 12/15/10	3,260	3,414,198
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	500	543,080
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,914,700
4.50%, 1/01/16	1,920	1,985,798
Township of West Deptford New Jersey,
GO (FGIC), 5.63%, 9/01/10 (a)	8,580	8,734,183
		67,921,032
Education — 19.3%
New Jersey EDA, RB:
International Center For Public
Health Project, University of
Medicine and Dentistry (AMBAC),
6.00%, 6/01/32	5,000	4,999,750
School Facilities Construction,
Series Y, 5.00%, 9/01/33	3,000	3,092,610

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AMT	Alternative Minimum Tax (subject to)	FSA	Financial Security Assurance Inc.
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
COP	Certificates of Participation	S/F	Single-Family
		VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/21	$ 1,200	$ 1,263,624
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/22	2,880	3,027,082
Richard Stockton College, Series F
(NPFGC), 5.00%, 7/01/31	2,625	2,656,762
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (a)	3,260	3,729,375
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (a)	3,615	4,153,707
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	9,540	9,875,713
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	3,775	3,560,618
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,172,463
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	900	824,868
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (a)	790	841,547
Rowan University, Series C (NPFGC),
5.25%, 7/01/17	2,135	2,247,493
Rowan University, Series C (NPFGC),
5.25%, 7/01/18	2,535	2,665,527
Rowan University, Series C (NPFGC),
5.25%, 7/01/19	2,370	2,489,187
Stevens Institute of Technology,
Series A, 5.00%, 7/01/27	2,800	2,821,616
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	900	876,537
William Paterson University,
Series C (AGC), 5.00%, 7/01/28	250	263,520
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	4,000	4,022,640
University of Medicine & Dentistry of
New Jersey, COP (NPFGC), 5.00%,
6/15/29	2,000	1,932,960
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	4,740	4,782,897
		61,300,496
Health — 14.3%
New Jersey Health Care Facilities
Financing Authority, RB:
Greystone Park Psychiatric Hospital
(AMBAC), 5.00%, 9/15/23	10,775	11,029,182

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities
Financing Authority, RB (concluded):
Meridian Health, Series I (AGC),
5.00%, 7/01/38	$ 780	$ 787,761
Meridian Health, Series II (AGC),
5.00%, 7/01/38	7,400	7,473,630
Meridian Health, Series V (AGC),
5.00%, 7/01/38	3,960	3,999,402
Society of The Valley Hospital
(AMBAC), 5.38%, 7/01/25	2,820	2,645,809
South Jersey Hospital, 6.00%,
7/01/12 (a)	5,440	6,039,651
Virtua Health (AGC), 5.50%,
7/01/38	1,000	1,060,500
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
AHS Hospital Corp., Series A
(AMBAC), 6.00%, 7/01/13 (c)	4,000	4,577,760
Atlantic City Medical Center, 5.75%,
7/01/12 (a)	1,525	1,673,474
Atlantic City Medical Center, 6.25%,
7/01/12 (a)	530	587,256
Atlantic City Medical System,
6.25%, 7/01/17	925	972,693
Atlantic City Medical System,
5.75%, 7/01/25	1,975	2,018,786
Hackensack University Medical
Center (AGC), 5.13%, 1/01/27	1,500	1,555,215
Meridian Health System Obligation
Group (AGM), 5.38%, 7/01/24	1,000	1,001,110
		45,422,229
Housing — 5.1%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	10,840	11,004,009
Series AA, 6.50%, 10/01/38	2,720	2,968,173
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	800	751,872
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	850	910,749
6.75%, 12/01/38	500	569,235
		16,204,038
State — 49.2%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.11%, 11/01/23 (d)	9,000	5,049,000
CAB, Series B, 5.20%, 11/01/25 (d)	10,000	5,036,100
Election of 2005, Series A, 5.80%,
11/01/21	1,960	2,282,734

BLACKROCK MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (continued)
Garden State Preservation Trust, RB
(concluded):
Election of 2005, Series A, 5.80%,
11/01/23	$ 2,730	$ 3,185,910
Garden State Preservation Trust,
Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,967,300
5.25%, 11/01/21	7,705	9,217,491
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	2,700	2,700,864
Cigarette Tax (Radian), 5.75%,
6/15/29	2,000	1,963,480
Cigarette Tax (Radian), 5.50%,
6/15/31	585	554,206
Cigarette Tax (Radian), 5.75%,
6/15/34	1,180	1,142,547
Liberty State Park Project, Series C
(AGM), 5.00%, 3/01/22	2,670	2,859,730
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/26	7,500	7,954,275
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	11,105	11,303,668
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	2,000	1,958,640
School Facilities Construction,
Series L (AGM), 5.00%, 3/01/30	9,000	9,311,670
School Facilities Construction,
Series O, 5.25%, 3/01/23	1,420	1,522,893
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	2,800	3,168,508
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,500	2,550,600
State Office Buildings Projects
(AMBAC), 6.00%, 6/15/10 (a)	3,000	3,021,330
State Office Buildings Projects
(AMBAC), 6.25%, 6/15/10 (a)	4,620	4,654,327
New Jersey EDA, Refunding RB, School
Facilities Construction, Series N-1
(NPFGC), 5.50%, 9/01/27	1,000	1,110,460
New Jersey Educational Facilities
Authority, RB, Series A (a):
Capital Improvement Fund (AGM),
5.75%, 9/01/10	9,420	9,593,234
Higher Education Capital
Improvement (AMBAC), 5.13%,
9/01/12	5,500	6,045,600
New Jersey Sports & Exposition
Authority, RB, Series A (NPFGC),
6.00%, 3/01/13	2,400	2,410,392
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,647,690
5.50%, 3/01/22	3,000	3,386,070

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey Transportation Trust Fund
Authority, RB:
CAB, Transportation System, Series
C (AGM), 4.72%, 12/15/32 (d)	$ 4,050	$ 1,159,799
CAB, Transportation System, Series
C (AMBAC), 5.05%, 12/15/35 (d)	1,400	300,202
CAB, Transportation System, Series
C (AMBAC), 5.05%, 12/15/36 (d)	5,500	1,104,895
Transportation System, Series A,
6.00%, 6/15/10 (a)	5,000	5,035,550
Transportation System, Series A
(AGC), 5.63%, 12/15/28	2,000	2,230,360
Transportation System, Series D
(AGM), 5.00%, 6/15/19	7,800	8,354,502
New Jersey Transportation Trust Fund
Authority, Refunding RB:
Transportation System, Series A
(AGM), 5.25%, 12/15/20	10,750	12,103,747
Transportation System, Series B
(NPFGC), 5.50%, 12/15/21	9,165	10,479,444
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	1,080	1,131,775
		156,498,993
Tobacco — 1.8%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (a)	4,755	5,591,690
Transportation — 18.8%
Delaware River Port Authority
Pennsylvania & New Jersey,
RB (AGM):
5.50%, 1/01/12	5,000	5,018,350
5.63%, 1/01/13	6,000	6,022,740
Delaware River Port Authority, RB, Port
District Project, Series B (AGM),
5.63%, 1/01/26	2,425	2,427,328
New Jersey State Turnpike Authority,
RB, Growth & Income Securities,
Series B (AMBAC), 6.34%,
1/01/35 (d)	7,615	6,102,966
New Jersey State Turnpike Authority,
Refunding RB:
Series A (AGM), 5.25%, 1/01/29	2,000	2,261,400
Series A (AGM), 5.25%, 1/01/30	4,000	4,523,640
Series A (BHAC), 5.25%, 1/01/29	500	580,905
Series C (NPFGC), 6.50%, 1/01/16	910	1,075,911
Series C (NPFGC), 6.50%,
1/01/16 (c)	4,355	5,036,906
Series C-2005 (NPFGC), 6.50%,
1/01/16 (c)	255	314,512
New Jersey Transportation Trust Fund
Authority, RB:
Transportation System, Series A
(AMBAC), 5.00%, 12/15/32	1,425	1,456,635

BLACKROCK MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund
Authority, RB (concluded):
Transportation System, Series C,
5.50%, 6/15/13 (a)	$ 780	$ 885,058
Port Authority of New York & New
Jersey, RB, Special Project, JFK
International Air Terminal, Series 6,
AMT (NPFGC):
6.25%, 12/01/11	13,500	13,995,450
6.25%, 12/01/15	1,500	1,584,345
5.75%, 12/01/25	3,000	2,992,140
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.75%,
11/01/30	5,175	5,526,848
		59,805,134
Utilities — 4.3%
Atlantic Highlands Highland Regional
Sewage Authority, Refunding RB
(NPFGC), 5.50%, 1/01/20	1,875	1,941,113
Essex County Utilities Authority,
Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,038,560
New Jersey EDA, RB, Series A, American
Water, AMT (AMBAC), 5.25%,
11/01/32	3,000	2,918,940
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	4,335	4,494,311
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.79%,
9/01/28 (d)	6,600	2,388,408
		13,781,332
Total Municipal Bonds in New Jersey		431,773,694
Puerto Rico — 8.9%
Health — 1.1%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing
Authority, RB, Series A:
Hospital Auxilio Mutuo Obligation
Group (NPFGC), 6.25%, 7/01/24	1,780	1,781,549
Hospital De La Concepcion,
6.50%, 11/15/20	1,750	1,800,435
		3,581,984
Housing — 0.2%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC), 4.36%,
7/01/37 (d)	4,000	635,320

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State — 2.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization,
5.13%, 12/01/27	$ 6,285	$ 6,273,876
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,125	2,245,487
		8,519,363
Transportation — 1.7%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	5,000	5,440,700
Utilities — 3.2%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A
(AGC), 5.13%, 7/01/47	6,120	6,143,072
Puerto Rico Electric Power Authority, RB,
Series RR (CIFG), 5.00%, 7/01/28	4,100	4,123,821
		10,266,893
Total Municipal Bonds in Puerto Rico		28,444,260
Total Municipal Bonds – 144.6% 460,217,954
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New Jersey — 7.1%
Housing — 1.6%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM),
5.00%, 5/01/27	4,790	5,158,926
State — 3.6%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	9,160	11,282,555
Transportation — 1.9%
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.25%,
11/01/35	5,998	6,127,590
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 7.1%		22,569,071
Total Long-Term Investments
(Cost – $467,159,638) – 151.7%		482,787,025

BLACKROCK MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
Puerto Rico — 1.6%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Series B-4 (FSA),
0.32%, 5/07/10 (h)	$ 5,000	$ 5,000,000
	Shares
Money Market Fund — 3.3%
CMA New Jersey Municipal Money Fund,
0.04% (f)(g)	10,646,108	10,646,108
Total Short-Term Securities
(Cost – $15,646,108) – 4.9%		15,646,108
Total Investments
(Cost – $482,805,746*) – 156.6%		498,433,133
Other Assets Less Liabilities – 1.8%		5,877,492
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.2)%		(13,281,823)
Preferred Shares, at Redemption Value – (54.2)%		(172,713,733)
Net Assets Applicable to Common Shares – 100.0%		$ 318,315,069

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 469,542,816
Gross unrealized appreciation	$ 18,544,429
Gross unrealized depreciation	(2,917,042)
Net unrealized appreciation	$ 15,627,387

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(c) Security is collateralized by Municipal or US Treasury obligations.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate	2009	Activity	2010	Income
CMA New Jersey
Municipal
Money Fund	3,311,943	7,334,165	10,646,108	$1,327

(g) Represents the current yield as of report date.
(h) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $ 482,787,025		—	$ 482,787,025
Short-Term
Securities	$ 10,646,108	5,000,000	—	15,646,108
Total	$ 10,646,108 $ 487,787,025		—	$ 498,433,133

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS NEW JERSEY INSURED FUND, INC.

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 28, 2010